Nature of Business and Basis of Presentation (Details) $ in Thousands	3 Months Ended		8 Months Ended		12 Months Ended
	Jan. 07, 2024 USD ($) state location	Jan. 01, 2023 USD ($)	Jan. 07, 2024 USD ($) segment location state	Jan. 01, 2023 USD ($)	Apr. 30, 2023 USD ($) state segment location	Apr. 24, 2022 USD ($)	Apr. 25, 2021 USD ($)
Accounting Policies [Abstract]
Number of locations | location	15		15		13
Number of states | state	9		9		9
Number of operating segments | segment			1		1
Number of reportable segments | segment			1		1
Credit and debit card receivables	$ 1,612		$ 1,612		$ 1,381	$ 1,374	$ 1,381
Deposits	5,059		5,059		5,453	5,366
Pre-Opening Costs	$ 1,934	$ 1,156	$ 7,238	$ 2,141	$ 4,935	$ 0	$ 0